AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 1997.

                                            1933 ACT REGISTRATION NO. 333-21187
                                             1940 ACT REGISTRATION NO. 811-8047
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 1     [X]

                                    and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 2                    [X]

                       (Check appropriate box or boxes)

                               ----------------

                          ZURICH YIELDWISE MONEY FUND
              (Exact name of Registrant as Specified in Charter)

  222 South Riverside Plaza, Chicago,                   60606
               Illinois
    (Address of Principal Executive                  (Zip Code)
                Office)

      Registrant's Telephone Number, including Area Code: (312) 537-7000

      Philip J. Collora, Secretary                  With a copy to:
       Zurich YieldWise Money Fund                  Cathy G. O'Kelly
        222 South Riverside Plaza                   David A. Sturms
      Chicago, Illinois 60606-5808         Vedder, Price, Kaufman & Kammholz
 (Name and Address of Agent for Service)        222 North LaSalle Street
                                                Chicago, Illinois 60601

  It is proposed that this filing will become effective (check appropriate box).

    [_] immediately upon filing pursuant to paragraph (b)

    [X] on November 15, 1997 pursuant to paragraph (b)

    [_] 60 days after filing pursuant to paragraph (a) (1)

    [_] on (date) pursuant to paragraph (a) (1)

    [_] 75 days after filing pursuant to paragraph (a) (2)

    [_] on (date) pursuant to paragraph (a) (2) of Rule 485.

  If appropriate, check the following box:

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          ZURICH YIELDWISE MONEY FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

ITEM NUMBER OF FORM N-1A                       LOCATION IN PROSPECTUS
------------------------                       ----------------------
1.Cover Page.................................  Cover Page
2.Synopsis...................................  Overview; Summary of Expenses
3.Condensed Financial Information............  Financial Highlights
4.General Description of Registrant..........  Overview; Capital Structure; How the Fund
                                               Works; Investment Objective, Policies and
                                               Risk Factors
5.Management of the Fund.....................  Overview; Investment Manager; How to Make a
                                               Purchase
5A.Management's Discussion of Fund Perfor-
 mance.......................................  Inapplicable
6.Capital Stock and Other Securities.........  Overview; Capital Structure; Dividends and
                                               Taxes;
                                               How to Make a Purchase; Investment
                                               Objective, Policies and Risk Factors
7.Purchase of Securities Being Offered.......  Overview; How to Make a Purchase;
                                               Determining Share Price; Investment
                                               Manager; Special Features; Account Services
                                               Directory
8.Redemption or Repurchase...................  Overview; How to Make a Redemption; Special
                                               Features; Account Services Directory
9.Pending Legal Proceedings..................  Inapplicable

                                                                   [Zurich logo]

                                                                          Zurich
                                                 Zurich YieldWise Money Fund
                                                                  prospectus

November 15, 1997

ZURICH YieldWise MONEY FUND
222 South Riverside Plaza
Chicago, Illinois 60606-5808
1-800-537-6001

The Fund seeks maximum current income to the extent consistent with stability of principal. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower expenses. The Fund invests exclusively in high quality money market instruments.

This prospectus contains information about the Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated November 15, 1997 has been filed with the Securities and Exchange Commission and is in-corporated herein by reference. It is available upon request without charge from the Fund at the address above or by calling 1-800-537-6001.

An investment in the Fund is neither insured nor guaranteed by the U. S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and is not a deposit or obligation of, or guaranteed or endorsed by, any bank. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         ZURICH YIELDWISE MONEY FUND
                                  PROSPECTUS

                            NOVEMBER 15, 1997

ZURICH YIELDWISE MONEY FUND
222 SOUTH RIVERSIDE PLAZA,
CHICAGO, ILLINOIS 60606-5808,
1-800-537-6001.

The Fund seeks maximum current income to the extent consistent with stability of principal. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower expenses. The Fund invests exclusively in high quality money market instruments.

This prospectus contains information about the Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated November 15, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by ref-erence. It is available upon request without charge from the Fund at the ad-dress above or by calling 1-800-537-6001.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERN-MENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR EN-DORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Overview....................................................................   3
Summary of Expenses.........................................................   4
Financial Highlights........................................................   5
How the Fund Works..........................................................   5
Investment Objective, Policies and Risk
  Factors...................................................................   6
Determining Share Price.....................................................  10
How To Make a Purchase......................................................  11
How To Make a Redemption....................................................  13
Moving to Another Fund......................................................  17
Special Features............................................................  18
Dividends and Taxes.........................................................  19
Investment Manager..........................................................  21
Performance.................................................................  22
Capital Structure...........................................................  24
Account Services Directory..................................................  25

OVERVIEW

INVESTMENT OBJECTIVE
  Zurich YieldWise Money Fund (the "Fund") is an open-end, diversified, management investment company designed to provide you with professional management of your short-term investment dollars; the dollars that you want to know are in high quality investments.

  The Fund seeks maximum current income to the extent consistent with stability of principal by investing in high-quality short-term money market instruments. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs. See "Summary of Expenses" and "How to Make a Redemption" for a description of the individual account maintenance and transaction fees.

  The Fund may use a variety of investment techniques in seeking its objective including the purchase of repurchase agreements and variable rate securities. The Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that the Fund's objective will be achieved or that the Fund will be able to maintain a net asset value of $1.00 per share. See "How the Fund Works" and "Investment Objective, Policies and Risk Factors."

INVESTMENT MANAGER
  Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. ZKI is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Fund to .25% of average daily net assets of the Fund over $800 million. See "Investment Manager."

BUYING AND SELLING SHARES
  You may buy and sell shares of the Fund at net asset value with no sales charge. The minimum initial investment is $25,000 and the minimum subsequent investment is $1,000 (or $500 by Automatic Purchase Plan). Accounts may be opened using the account application available from the Fund. Shares may be purchased by mailing a check, by wire transfer or in person in downtown Chicago and Kansas City. Please see "How To Make a Purchase" for more information on how easy it is to invest. You may sell or redeem your shares by written request or by using one of the Fund's expedited redemption procedures. See "How To Make a Redemption" for specific details.

DIVIDENDS
  Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the Fund, unless you elect to be paid by check. See "Dividends and Taxes."

SPECIAL FEATURES
  A number of features are available to you, including Electronic Funds Trans-fer Programs. See "Special Features" and "Account Services Directory" for a de-scription of these and other features.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*

Sales Load on Purchases................................................ None
Sales Load on Reinvested Dividends..................................... None
Deferred Sales Load.................................................... None
Electronic Funds Transfer Fee on Redemption............................ $2 each
Exchange Fee and Transaction Fee on Redemption by Mail or
  by Telephone......................................................... $5 each
Wire Transaction Fee on Redemption..................................... $10 each
Checkwriting Fee on Redemption......................................... $2 each
Account Closeout Fee................................................... $5**

  The fees listed above (other than the account closeout fee) are waived if your account balance is $100,000 or more at the time of the transaction.

  The individual transaction fees paid by shareholders will accrue to the Fund. The fees will be used to offset transfer agency and out-of-pocket expenses of the Fund, which should benefit all Fund shareholders by helping to reduce the Fund's expenses.
-----------
*Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their mate-rials for details. The table does not include the $1.00 monthly small account fee. See "How to Make a Redemption."
**There is a $10 fee for closing an account within one year of opening the ac-count. For individual retirement accounts, there is a $5 fee for closing an account within one year of opening the account, but there is no closeout fee for accounts closed one year or more after opening the account.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets after management fee and expense reduc-tion)

Management Fees........................................................... 0.09%
                                                                           -----
12b-1 Fees................................................................ None
Other Expenses............................................................ 0.10%
                                                                           -----
Total Operating Expenses.................................................. 0.19%
                                                                           -----

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption by mail at the end of each time period:

After 1 year................................................................ $ 7
After 3 years............................................................... $19

  The purpose of the preceding table is to assist you in understanding the var-ious costs and expenses that an investor in the Fund will bear directly or in-directly. As discussed more fully under "Investment Manager," the Fund's investment manager has agreed to temporarily reduce its management fee to 0% and temporarily reim-burse or pay 100% of the Fund's other operating expenses through at least March 1, 1998. In addition, the Fund's investment manager has agreed to waive its management fee and absorb operating expenses to the extent necessary to main-tain the Fund's total operating expenses at no more than .45% until January 1, 1999. Without such fee reduction and expense reimbursement, "Management Fees" would be .50%, "Other Expenses" would be .10%, and "Total Operating Expenses" would be .60%. "Other Expenses" is an estimate for the current fiscal year. The Example assumes a 5% annual rate of return pursuant to requirements of the Se-curities and Exchange Commission. This hypothetical rate of return is not in-tended to be representative of past or future performance of the Fund. The Ex-ample should not be considered to be a representation of past or future ex-penses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

  The table below shows financial information for the Fund expressed in terms of one share outstanding throughout the period. The information in the table for the Fund is covered by the report of the Fund's independent auditors. The report for the Fund is contained in its Registration Statement and is available from the Fund. The audited financial statements contained in the Fund's Annual Report to Shareholders for the period from April 17, 1997 to July 31, 1997 are incorporated herein by reference and may be obtained by writing or calling the Fund.

                                                  April 17, 1997
                                                  (commencement
                                                  of operations)
                                                   to July 31,
                                                       1997
                                                  --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $1.00
----------------------------------------------------------------
Net investment income and dividends declared              .02
----------------------------------------------------------------
Net asset value, end of period                          $1.00
----------------------------------------------------------------
Total Return (not annualized)                            1.69%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                             --
----------------------------------------------------------------
Net investment income                                    5.66%
----------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                  .60%
----------------------------------------------------------------
Net investment income                                    5.06%
----------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)           $245,064
----------------------------------------------------------------

Note: ZKI has agreed to temporarily waive all operating expenses of the Fund.
      The Other Ratios to Average Net Assets are computed without this expense waiver.

HOW THE FUND WORKS

  Zurich YieldWise Money Fund is designed to provide you with professional man-agement of short-term investment dollars. The Fund seeks maximum current income consistent with stability of principal. It is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower expenses. With all other things being equal, the lower a fund's expenses, the higher the return. Because the Fund combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by invest-ment professionals who analyze market trends to take advantage of changing con-ditions and who seek to minimize risk by diversifying the Fund's investments.

  The Fund seeks to maintain a net asset value of $1.00 per share. Thus, the Fund is designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. The fluctua-tions of these other types of investments are often represented by the movement of various unmanaged market indexes, such as the Dow Jones Industrial Average. In addition, there can be no guarantee that the Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share.

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

  THE FUND SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT CONSISTENT WITH STABILITY OF PRINCIPAL. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 397 days or less:

  1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

  2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks hav-ing total assets in excess of $1 billion.

  3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

  4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) have received a high-quality short-term rating by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Services, Inc. ("Fitch"), or any other nationally recognized statistical rating organization as determined by the Securities and Exchange Commission; or (ii) if unrated, are determined to be at least equal in quality to one or more of the above rat-ings in the discretion of the Fund's investment manager. Currently, only obli-gations in the top two short-term rating categories are considered to be rated high quality. The two highest short-term rating categories of Moody's, S&P, Duff and Fitch for commercial paper are Prime-1 and Prime-2; A-1 and A-2; Duff-1 and Duff-2; and F-1 and F-2, respectively. For a description of these rat-ings, see "Appendix--Ratings of Investments" in the Statement of Additional In-formation.

  5. Repurchase agreements of obligations that are suitable for investment un-der the categories set forth above. Repurchase agreements are discussed below.

  Investments by the Fund in Eurodollar certificates of deposit issued by Lon-don branches of U.S. banks, or obligations issued by foreign entities, includ-ing foreign banks, involve risks that are different from investments in securi-ties of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more vola-tile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending opera-tions under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of fed-eral and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Fund do not benefit materially from insur-ance from the Federal Deposit Insurance Corporation.

  The Fund may invest in commercial paper which is issued by major corpora-tions without registration under the Securities Act of 1933 in reliance upon the exemption from registration afforded by Section 3(a)(3) thereof. Such com-mercial paper may be issued only to finance current transactions and must ma-ture in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individ-ual investor participation in the commercial paper market is very limited.

  The Fund may also invest in commercial paper issued in reliance upon the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and gener-ally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distri-bution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's invest-ment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Fund" below. The Fund's investment manager monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuous basis.

  The Fund may invest in high quality participation certificates ("certifi-cates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transac-tions involving consumer revolving credit card accounts or commercial revolv-ing credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an ob-jective standard such as the 30-day commercial paper rate. See "Additional In-vestment Information" below for a discussion of "Variable Rate Securities." A trust may have the benefit of a letter of credit from a bank at a level estab-lished to satisfy rating agencies as to the credit quality of the assets sup-porting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the under-lying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an is-sue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Fund's in-vestment manager considers these factors as well as others, such as any qual-ity ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certifi-cate is appropriate for investment by the Fund. Collection of receivables in the trust may be affected by various social, legal and economic factors af-fecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative in-terest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features en-abling the Fund to readily sell its certificates prior to maturity to the is-suer or a third party. While the Fund may invest without limit in certifi-cates, it is currently anticipated that such investments will not exceed 25% of the Fund's assets.

  The Fund may concentrate 25% or more of its assets in bank certificates of deposit, time deposits or banker's acceptances of United States banks and their domestic branches in accordance with its investment objective and poli-cies. Accordingly, the Fund may be more adversely affected by changes in mar-ket or economic conditions and other circumstances affecting the banking in-dustry than it would be if the Fund's assets were not so concentrated.

ADDITIONAL INVESTMENT INFORMATION
  In addition to the specific investment objective and policies listed above, the Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "De-termining Share Price."

  The Fund may invest in instruments that have interest rates that adjust pe-riodically or that "float" continuously according to formulae intended to min-imize fluctu-ation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank cer-tificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand fea-ture entitling the purchaser to resell the securities at an amount approxi-mately equal to amortized cost or the principal amount thereof plus accrued in-terest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard in-tended to minimize fluctuation in the values of the instruments. The Fund de-termines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

  The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repur-chase may exceed 397 days. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

  The Fund will not purchase illiquid securities if, as a result thereof, more than 10% of the Fund's net assets valued at the time of the transaction would be invested in such securities. If the Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of the Fund to make payment within seven days of the date its shares are ten-dered for redemption. Securities and Exchange Commission guidelines provide that the usual limit on aggregate holdings by a money market fund of illiquid assets is 10% of its net assets. The Fund's investment manager monitors hold-ings of illiquid securities on an ongoing basis and will take such action as it deems appropriate to help maintain adequate liquidity.

  The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. If for any reason the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebted-ness from money borrow-ed, the Fund will, within three days (not including Sundays and holidays), re-duce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

  The Fund has adopted certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective of the Fund, cannot be changed without approval by holders of a ma-jority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of the Fund that are not incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval.

DETERMINING SHARE PRICE

  The price you pay when you buy shares in the Fund and the price you receive if you redeem is the net asset value computed after we receive your order to buy or redeem in proper form (as described under "How To Make a Purchase"). The net asset value per share of the Fund is calculated by dividing the total value of the assets of the Fund, minus its liabilities, by the total number of its shares outstanding. The Fund seeks to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

  The net asset value per share of the Fund is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

  The Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market-based value. Mar-ket-based valuations are obtained by using actual quotations provided by mar-ket makers, estimates of market value, or values obtained from yield data re-lating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a devia-tion of 1/2 of 1% or more were to occur between the Fund's net asset value per share calculated by reference to market-based values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or pur-chasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Fund purchases only securities with a maturity of 397 days or less and main-tains a dollar-weighted average portfolio maturity of 90 days or less. In ad-dition, the Fund limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

HOW TO MAKE A PURCHASE

  Whether you're opening an account or adding to it, we hope that you'll find that we've made your shareholder transactions easy. Shares of the Fund are sold at their net asset value with no sales charge. To open an account you should use the account application available from the Fund and choose one of the meth-ods outlined in the table on the following page. Call 1-800-537-6001 if you have questions or need assistance.

Minimum Investment Amounts
-------------------------------------------
INITIAL INVESTMENT                  $25,000
 For Individual Retirement Accounts $10,000
SUBSEQUENT PURCHASE                 $ 1,000
 For Individual Retirement Accounts $ 1,000
 Automatic Purchase Plan*           $   500
MINIMUM BALANCE REQUIREMENT**       $10,000

-----------
*See "Special Features" for more information regarding Automatic Purchase Plan. **There is a $1 per month small account fee for account balances under $10,000.

OTHER INFORMATION

  Purchases by check or other negotiable bank draft will be invested as of 3:00 p.m. Central time on the next business day after receipt and such shares will begin earning dividends the following calendar day. Purchases by check drawn on a foreign bank will normally be effective after the check clears. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

  Purchases by wire of Federal Funds (i.e., monies credited to a bank's account with its regional Federal Reserve Bank) will be effected at the next determined net asset value. Purchases will receive that day's dividend if effected at or prior to 1:00 p.m. Central time and will receive the dividend for the next cal-endar day if effected at 3:00 p.m. Central time.

  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Fund also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund and may not be available for certain types of account reg-istrations. Investments may also be made in the Fund through broker-dealers and others, who may charge a commission or other fee for their services. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

  If you elect to redeem Fund shares purchased by check or through EZ-Transfer or Automatic Purchase Plan, the Fund may delay transmittal of redemption pro-ceeds until it has determined that collected funds have been received for the purchase of such shares, which could be up to 10 calendar days from receipt by the Fund of the purchase amount. See also "How to Make a Redemption."

                             HOW TO MAKE A PURCHASE

                         INITIAL INVESTMENT       SUBSEQUENT INVESTMENT
                         ($25,000 OR MORE)           ($1,000 OR MORE)
--------------------------------------------------------------------------
BY MAIL              . Complete the Account     . Make your check payable
                       Application and mail it    to ZYMF and mail it to:
                       with your check (payable    Zurich Kemper Service
                       to ZYMF) to:               Company
                        Zurich Kemper Service      Transfer Agency
                       Company                    Division
                        Transfer Agency            P.O. Box 419154
                       Division                    Kansas City, MO 64141-
                        P.O. Box 419356           6154
                        Kansas City, MO 64141-
                       6356
                                                . To exchange by mail,
                                                  send your request to:
                                                   Zurich YieldWise Money
                                                  Fund
                                                   P.O. Box 419557
                                                   Attention: Exchange
                                                  Dept.
                                                   Kansas City, MO 64141-
                                                  6557
--------------------------------------------------------------------------
BY PHONE             . Call 1-888-ZURICH-1      . Call 1-888-ZURICH-1
                       (987-4241) to exchange     (987-4241) to exchange
                       from a Zurich Money        from a Zurich Money
                       Funds account.             Funds account.
--------------------------------------------------------------------------
IN PERSON            . In downtown Chicago, you . In downtown Chicago, you
                       can make a direct          can make a direct
                       investment at our          investment at our
                       Service Center at 222      Service Center at 222
                       South Riverside Plaza.     South Riverside Plaza.
                       In Kansas City, you can    In Kansas City, you can
                       make a direct investment   make a direct investment
                       at 811 Main Street, 7th    at 811 Main Street, 7th
                       Floor.                     Floor.
--------------------------------------------------------------------------
BY WIRE              . To open an account       . Instruct your bank to
TRANSFER               through wire transfer of   wire your investment,
(Federal Funds)        Federal Funds, call        together with your name
                       1-800-537-6001.            and account number, to:
                     . Provide your account       Zurich YieldWise Money
                       registration instruction    Fund, United Missouri
                       to the service             Bank
                       representative. You will    of Kansas City, N.A.
                       be provided with your       ABA #1010-0069-5
                       new account number over     Fund Account
                       the phone.                 #9870838818
                     . The Fund accepts wires   . The Fund accepts wires
                       at no charge, although     at no charge, although
                       your bank may charge you   your bank may charge you
                       for this service.          for this service.
                     . Instruct your bank to
                       wire your investment,
                       together with your name
                       and new account number,
                       to:
                       Zurich YieldWise Money
                       Fund:
                       United Missouri Bank of
                        Kansas City, N.A.
                       ABA # 1010-0069-5
                       Fund Account #9870838818
--------------------------------------------------------------------------
BY ELECTRONIC FUNDS  . Unavailable for opening  Please see "Special
TRANSFER               an account.                Features" for more
                                                  information on these
                                                  services.
(Automated                                      . EZ-Transfer
Clearing House                                  . Automatic Purchase Plan
funds)                                            ($500 minimum)
                                                All transactions are via
                                                  the Automated Clearing
                                                  House ("ACH") System.

HOW TO MAKE A REDEMPTION

  You can access all or part of your account by selling your shares. Your shares will be redeemed at the next determined net asset value after your re-quest has been received in proper form. If processed at 3:00 p.m. Central time, you will receive that day's dividend on the shares you sold. If you redeem all your shares, you will receive the net asset value of such shares and all de-clared but unpaid dividends on such shares. You may use any of the methods out-lined in the table on the following page to sell your shares.

  If your account balance is less than $100,000, the following fees apply to individual redemption transactions: $2 for each check you write for $1,000 or more and $12 for each such check under $1,000, $2 for each electronic funds transfer, $5 for each exchange, $5 for each telephone redemption and each re-demption by mail, and $10 for each bank wire. There is a $5 fee for closing an account; however, there is a $10 fee for closing an account within one year of opening the account. For individual retirement accounts, there is no fee for closing an account, but there is a $5 fee for closing an account within one year of opening the account.

  The individual transaction fees paid by shareholders will accrue to the Fund. The fees will be used to offset transfer agency and out-of-pocket expenses of the Fund, which should benefit all Fund shareholders by helping to reduce the Fund's expenses.

SIGNATURE GUARANTEE REQUIREMENTS

  If the proceeds of a redemption are $50,000 or less and the proceeds are pay-able to the shareholder of record at the address of record, normally a tele-phone request or a written request by any one account holder without a signa-ture guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and trans-fers to minors may exercise the special privilege of redeeming shares by tele-phone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" below, provided that the privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Zurich Kemper Service Company (the "Shareholder Serv-ice Agent") with signatures guaranteed. All other redemption requests must in-clude a signature guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request.

                            HOW TO MAKE A REDEMPTION

 BY REDEMPTION CHECK                 . All Redemption Checks should be for a
 ($2 fee per check)                    minimum of $1,000. Redemption Checks
                                       written in an amount less than $1,000
                                       will also be charged a $10 service fee.
                                     . Redemption Checks should not be used to
                                       close your account since the account
                                       normally includes accrued but unpaid
                                       dividends and the account closeout fee
                                       must be deducted from your balance.

-------------------------------------------------------------------------------

 BY PHONE                            . Telephone requests may be made by
 ($5 fee--check by mail)               calling 1-888-ZURICH-1 (987-4241)
 ($2 fee--electronic funds transfer)   Monday-Friday, 7 a.m. to 6 p.m. CST and
                                       Saturday, 8 a.m. to 3 p.m. CST or use
                                       24-hour Zurich InfoLine (888) 987-8678.
                                       You may receive the proceeds via:
                                       .  check by mail to the address to which
                                          your account is registered, or
                                       .  electronic funds transfer (minimum
                                          $1,000 and maximum $50,000) to a pre-
                                          authorized bank account.
                                     See "Special Features--EZ-Transfer."
                                     . You may exchange to Zurich Money Funds.
                                       See "Moving to Another Fund."

-------------------------------------------------------------------------------

 BY WIRE                             . You need to have signed up for the wire
 ($10 fee)                             transfer privilege and have the forms on
                                       file with the Shareholder Service Agent
                                       before using it. Minimum wire: $1,000
                                     . Telephone requests may be made by
                                       calling 1-888-ZURICH-1 (987-4241).
                                     . Proceeds will be sent only to the bank
                                       or trust company you have designated on
                                       the Account Application.

-------------------------------------------------------------------------------

 BY MAIL                             . Complete a written request that includes
 ($5 fee)                              the following information: each account
                                       owner's name, your account number, the
                                       amount to be redeemed, and the signature
                                       of each owner exactly as it appears on
                                       the account, including any special
                                       capacity of the registered owner. See
                                       "Signature Guarantee Requirements", on
                                       previous page.
                                     . Mail the written request to Zurich
                                       Kemper Service Company, Transfer Agency
                                       Division, P.O. Box 419557, Kansas City,
                                       Missouri 64141-6557.

ADDITIONAL INFORMATION
 . REDEMPTION BY WIRE. Requests for wire transfer redemptions received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally a wire transfer will be sent to the designated account that day. Dividends for that day will not be earned. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. You are responsible for any charges your firm or bank makes for sending or receiving wire transfers. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above.

 . REDEMPTION BY REDEMPTION CHECK. If you select the checkwriting method of re-demption on your account application, you will normally receive drafts ("Re-demption Checks") within 2 weeks of opening your account which you may use to draw on your Fund account, but not to close it. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in your account will be redeemed at the next determined net asset value to cover the amount of the Redemption Check. This will enable you to continue earning daily dividends until the Fund receives the Redemption Check.

  You may write Redemption Checks payable to the order of any person in any amount not less than $1,000 but not more than $5 million. Unless one signer is authorized on the account application, Redemption Checks must be signed by all account holders. If the Shareholder Service Agent receives written notice by any owner revoking the authorization to sign individually, all account owners will be required to sign. Redemption Checks must be signed exactly as the ac-count is registered. The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the ac-count is otherwise impaired. A $10 service fee will be charged when a Redemp-tion Check is presented to redeem Fund shares in excess of the value of your Fund account or in an amount less than $1,000; when a Redemption Check is pre-sented that would require redemption within 10 days of shares that were pur-chased by check or through EZ-Transfer or Automatic Purchase Plan; or when you request "stop payment" of a Redemption Check by telephone or in writing. A "stop payment" request may be made by calling 1-888 ZURICH-1 (987-4241).

GENERAL
  If shares of the Fund to be redeemed were purchased by check or through EZ-Transfer or Automatic Purchase Plan (see "Special Features--Electronic Funds Transfer Programs") the Fund may delay transmittal of redemption proceeds un-til it has determined that collected funds have been received for the purchase of such shares, which could be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use wire transfer or Redemption Check features until the shares being redeemed have been owned for at least 10 days. There is no such delay when the shares being redeemed were originally pur-chased by wiring Federal Funds. The Fund reserves the right to terminate or modify the telephone, wire transfer or check redemption privileges at any time.

  If shares being redeemed were acquired from an exchange of shares of a mu-tual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares may be subject to a contingent deferred sales charge as explained in such pro-spectus.

  Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individ-ual and institutional accounts and pre-authorized telephone redemption trans-actions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account appli-cation. The Fund or its agents may be liable for losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agent reasonably believes, based upon rea-sonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verifica-tion procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon in-structions and sending written confirmations.

THE FUND MAY ASSESS A MONTHLY FEE OF $1 ON ANY ACCOUNT WITH A BALANCE BELOW $10,000 FOR 30 CONSECUTIVE DAYS.

MOVING TO ANOTHER FUND

  You may exchange your shares of the Fund for shares of Zurich Money Funds.

  Exchanges are made based on relative dollar values of the shares involved in the exchange. If your account balance is less than $100,000, there will be a $5.00 fee for each exchange out of the Fund. In addition, dealers or other firms may charge for their services. The exchange minimum is $1,000. To ex-change shares, call us or contact your financial adviser to obtain a prospectus for Zurich Money Funds. You may make an exchange by mail or by telephone:

BY TELEPHONE
  Once you've completed the authorization section on the account application and we have it on file, the Shareholder Service Agent will honor requests by telephone at 1-888-ZURICH-1 (987-4241), subject to the limitations on liability described under "How To Make a Redemption--General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be dif-ficult to use the telephone exchange privilege.

BY MAIL
  Send your request to:
  Zurich YieldWise Money Fund
  P.O. Box 419557
  Attention: Exchange Department
  Kansas City, Missouri 64141-6557

  Exchanges will be effected by redemption of shares of the fund held and pur-chase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depend-ing upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days prior written notice of any termi-nation or material change will be provided.

AUTOMATIC EXCHANGE PLAN
  With an account balance of $10,000 or more, shareholders may authorize the automatic exchange of a specified amount ($1,000 minimum) of shares of the Fund for shares of Zurich Money Funds. If selected, exchanges will be made automati-cally until the privilege is terminated by the shareholder or the Fund. Ex-changes are subject to the terms and conditions described above except that there is no minimum investment requirement for the Zurich Money Funds acquired on exchange. Each automatic exchange out of the Fund is subject to the $5.00 exchange fee.

SPECIAL FEATURES

ELECTRONIC FUNDS TRANSFER PROGRAMS
  For your convenience, the Fund has established several investment and re-demption programs using electronic funds transfer via the ACH System which are described below. There is currently a $2.00 fee for each redemption using electronic funds transfer. Shareholders should contact the Shareholder Service Agent at 1-888-ZURICH-1 (987-4241) for more information.

 . EZ-TRANSFER With just one easy phone call, EZ-Transfer allows you to quickly and conveniently transfer money (minimum $1,000 and maximum $50,000) from your bank, savings and loan or credit union account to purchase shares in the Fund. You can also redeem shares (minimum $1,000 and maximum $50,000) from your Fund account and transfer the proceeds to your bank, savings and loan or credit union checking account. When you choose to participate in the EZ-Transfer pro-gram, you designate the bank, savings and loan or credit union account which will be debited or credited under the program. After you have received a no-tice confirming that this service has been added to your Fund account, please allow a minimum of 20 days for bank notification and processing. By choosing to participate in this program, you authorize the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between your Fund account and your predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "How To Make a Redemption--General." The Shareholder Service Agent will then purchase or redeem sufficient full and fractional shares in your account to satisfy the request. Once you are enrolled in EZ-Transfer, you can initiate a transaction by simply calling Shareholder Services toll free at 1-888-ZURICH-1 (987-4241) Monday through Friday, 8:00 a.m. to 3:00 p.m. Central time or by calling the Zurich InfoLine at 1-888-987-8678 24 hours a day. See "How To Make a Redemption--General" for information on our 10 day hold policy. Any account holder may terminate this privilege by sending written notice to Zurich YieldWise Money Fund, P.O. Box 419415, Kansas City, Missouri 64141-6415. Ter-mination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EZ-Transfer cannot be used with passbook savings accounts. This program may not be used for tax-deferred plans such as Individual Retirement Accounts (IRAs).

 . AUTOMATIC PURCHASE PLAN You may establish an automatic investment program with your Fund account. With Automatic Purchase Plan, monthly investments (minimum $500 and maximum $50,000) are made automatically from your account at a bank, savings and loan, or credit union into your Fund account. By signing up for this privilege, you authorize the Fund and its agents to take money out of your predesignated bank, savings and loan or credit union account and in-vest that money in your Fund account. Any account owner may terminate this privilege simply by sending written notice to Zurich YieldWise Money Fund, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become ef-fective as soon as the Share-holder Service Agent has had a reasonable time to act upon the request. This privilege may not be used with passbook savings accounts.

 . DIRECT CHECK DEPOSIT SERVICE You may conveniently invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. You can arrange to have all or a portion of your net pay or government check ($500 minimum) automati-cally invested in your Fund account each payment period. You may terminate your participation in these programs by giving written notice to your employer or the government agency, as appropriate. (A reasonable time to act is re-quired.) The Fund is not responsible for the efficiency of your employer or the government agency making the payment or any financial institution trans-mitting payment.

  To use these features, the participating financial institution must be af-filiated with the ACH System. This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account or employer's payroll bank in the case of Payroll Direct Deposit or the U.S. Gov-ernment in the case of Government Direct Deposit, and your Fund account. Your financial institution's crediting policies for these transferred funds may vary. These features may be amended or terminated at any time by the Fund.

OTHER SPECIAL FEATURES
  Information about the following special features is contained in the State-ment of Additional Information. Additional information may also be obtained by contacting the Shareholder Service Agent at 1-888-ZURICH-1 (987-4241)
  --Automatic Withdrawal Plan
  --Tax Sheltered Retirement Programs

DIVIDENDS AND TAXES

DIVIDEND PAYMENT
  To help keep your account growing, dividends from the Fund are automatically reinvested in additional shares of the Fund, unless you request payment by check on your account application or make such a request later. Dividends are declared daily and paid monthly.

  Dividends are normally reinvested on the 25th of each month if a business day, otherwise on the prior business day. If you've chosen to receive divi-dends in cash, checks will be mailed monthly to you or any person you desig-nate. You may request this option by contacting the Shareholder Service Agent (see "How To Make a Purchase").

  The Fund will reinvest dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distri-butions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless you request that such policy not be applied to your account.

THE FUND

  The Fund intends to continue to qualify as a regulated investment company un-der Subchapter M of the Internal Revenue Code (the "Code") and if so qualified will not be subject to federal income taxes to the extent its earnings are dis-tributed. Dividends derived from interest and short-term capital gains are tax-able as ordinary income whether received in cash or reinvested in additional shares. Dividends from the Fund do not qualify for the dividends received de-duction available to corporate shareholders.

  Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for fed-eral income tax purposes. The Fund may adjust its schedule for dividend rein-vestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

  The Fund is required by law to withhold 31% of taxable dividends paid to cer-tain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is trans-ferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. You should consult your tax adviser regarding the 20% withholding require-ment.

  You will receive a monthly statement giving complete details of dividend re-investment and purchase and redemption transactions during the month. Tax in-formation will be provided annually. You should retain copies of your monthly account statements or year-end statement for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction in-formation at a reasonable fee.

  When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single state-ment. However, you may request that the foregoing policies not be applied to your account.

INVESTMENT MANAGER

  Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606-5808, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. ZKI has been engaged in the management of investment funds for more than forty-nine years and is one of the largest investment managers in the country. ZKI and its affiliates pro-vide investment advice and manage investment portfolios for investment compa-nies including Zurich Money Funds, and affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approx-imately $85 billion under management, including $12 billion in money market fund assets. ZKI acts as investment manager for 32 open-end and seven closed-end investment companies, with 86 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is the investment manager for Zurich Money Market Fund, which commenced operations in 1974, and which is one of the oldest money market funds in existence. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset manage-ment. The Zurich family of companies manages over $150 billion in assets world-wide.

  Zurich Insurance Company ("Zurich") has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and ZKI will be operated either as a subsidiary of SKI or as part of SKI. Consumma-tion of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Fund's investment management agreement with ZKI under the Investment Company Act of 1940, ZKI is seeking ap-proval of a new agreement. The Fund's board has approved a new agreement sub-ject to shareholder approval. If the contingencies are timely met, the transac-tion is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recom-mendations regarding combining the operations of Scudder and ZKI.

  Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities.

  Frank J. Rachwalski, Jr. is the portfolio manager of the Fund. He has served in this capacity since the Fund commenced operations in April 1997. Mr. Rachwalski joined ZKI in January, 1973 and is currently a Senior Vice President of ZKI and a Vice President of the Fund. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.

  For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Fund, to .25% of average daily net assets of the Fund over $800 million.

  ZKI has agreed to temporarily reduce its management fee to 0% and temporarily reimburse or pay 100% of the Fund's other operating expenses through at least March 1, 1998. The total operating expenses of the Fund set forth under "Sum-mary of Expenses" include the effect of this management fee and operating ex-pense reduction. ZKI reserves the right to terminate its fee reduction and ex-pense absorption at any time after this period. ZKI has also agreed to waive its management fee and absorb operating expenses to the extent necessary to maintain the Fund's total operating expenses at no more than .45% until January 1, 1999, at which time ZKI may terminate such fee waiver and expense absorp-tion. For purposes of these fee waivers and expense limitations, "operating ex-penses" do not include taxes, interest, extraordinary expenses, brokerage com-missions or transaction costs.

  Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illi-nois 60606-5808, an affiliate of ZKI, is the principal underwriter of the Fund and acts as agent of the Fund in the sale of its shares.

  Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Ave., Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have cus-tody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer and dividend-pay-ing agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of ZKI, serves as Shareholder Service Agent of the Fund.

PERFORMANCE

  The Fund may advertise several types of performance information, including "yield," "effective yield," "total return," and "average annual total return." Please remember that performance information is based upon historical earnings and is not representative of future performance. The yield of the Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net in-vestment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Average annual total return and total return meas-ure both net investment income and any realized or unrealized appreciation or depreciation of the Fund's investments, assuming reinvestment of all dividends. Average annual total return represents the average annual percentage change over the period and total return represents the aggregate percentage or dollar value change over the period.

  The performance of the Fund may be compared to that of other money market mu-tual funds or mutual fund indexes as reported by independent mutual fund re-porting services such as Lipper Analytical Services, Inc. ("Lipper"). The Fund's performance, expenses and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare the Fund's performance to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of the Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may of-fer fixed rates of return and guaranteed principal and may be insured. In addi-tion, investors may want to compare the Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which adjusts its return for the effects of inflation.

  Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mu-tual funds, the number and make-up of its shareholder base and other descrip-tive factors concerning the Fund.

  The Fund's returns will fluctuate. Shares of the Fund are not insured. Addi-tional information concerning the Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

  The Fund is an open-end, diversified, management investment company, orga-nized as a business trust under the laws of Massachusetts on June 12, 1995. The Fund may issue an unlimited number of shares of beneficial interest, all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regu-lations permitting the creation of separate classes of shares. The Fund's shares are not currently divided into classes. While only shares of a single series are presently being offered, the Board of Trustees may authorize the is-suance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund may offer multiple series, it is known as a "series company." Shares of a series have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquida-tion of such series subject to any preferences, rights or privileges of any classes of shares within the series. Generally, each class of shares issued by a particular series would differ as to the allocation of certain expenses of the series, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not in-tend to do so. However, it will hold special meetings as required or deemed de-sirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. If shares of more than one series are outstanding, shareholders will vote by series and not in the aggregate or by class except when voting in the aggregate is re-quired under the 1940 Act, such as for the election of trustees or when the Board of Trustees determines that voting by portfolio or by class is appropri-ate.

ACCOUNT SERVICES DIRECTORY

TO OPEN A NEW ACCOUNT
The minimum to open an account is $25,000 (or $10,000 for an IRA). Call a Zurich Money Fund Specialist at 1-800-537-6001 Monday through Friday between 8 a.m. and 6 p.m. Central time to:

 .  learn the current yield

 .  get answers about fund features, benefits, services, and fees

 .  request an application

 .  receive assistance completing an application

 .  set up a wire transfer initial purchase.

FOR CURRENT ACCOUNT ASSISTANCE
Call a Zurich Shareholder Services representative at
1-888-ZURICH-1 (987-4241) Monday through Friday between 7 a.m. and 6 p.m. Cen-tral time and on Saturday between 8 a.m. and 3 p.m. to:

 .  establish new account services

 .  inquire about current statement or tax forms

 .  request duplicate statements or tax forms

 .  change the frequency or amount of automated transactions

 .  initiate a redemption or exchange

 .  follow-up on correspondence

 .  learn how to use the Zurich InfoLine automated phone system.

24-HOUR ACCOUNT INFORMATION
Call Zurich InfoLine at 1-888-987-8678 to make automated account inquiries and transactions 24 hours a day from a touch-tone phone, including:

 .  account balance

 .  current yield

 .  transaction confirmation

 .  last dividend paid

 .  checkbook and investment slip reorders

 .  duplicate statement request

 .  pre-authorized transfers to and from a bank account

 .  fund redemption requests.

TO START AN AUTOMATIC PURCHASE PLAN
Call 1-888-ZURICH-1 (987-4241) for the proper forms to add $500 or more to your account automatically with direct deposit:

 .  all or part of your paycheck

 .  all or part of your government check

 .  an amount you specify directly from your designated bank account.

TO MAKE A WIRE TRANSFER PURCHASE
Both methods require $1,000 minimum investment:

 . Wire with Federal Funds (same day credit if received before 3 p.m. Central time)

 . EZ-Transfer with ACH Funds (same day credit if received before 3 p.m. Cen-tral time)

Send to: United Missouri Bank (ABA # 1010-0069-5), 10th and Grand, Kansas City, MO for credit to Zurich YieldWise Money Fund (Fund bank account
# 9870838818) and further credit to your account number.

TO MAKE A WIRE TRANSFER REDEMPTION
Both methods require $1,000 minimum and a call to Shareholder Services at 1-888-ZURICH-1 (987-4241):

 . Federal Funds (same day if received before 11 a.m. Central time; $10 fee per transfer)

 . EZ-Transfer with ACH Funds (generally within two business days; $2 fee per transfer).

The financial institution receiving your transfer may also charge a fee.

For additional information on account transactions, see tables on pages 12 and 14.

                                                                   [Zurich logo]

                                                                          Zurich
                                                Zurich Kemper Distributors, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808

                                                       Telephone: 1-800-537-6001


[recycle symbol] printed on recycled paper                         ZMF-1 (11/97)

                          ZURICH YIELDWISE MONEY FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                LOCATION IN STATEMENT OF
 ITEM NUMBER OF FORM N-1A                       ADDITIONAL INFORMATION
 ------------------------                       ------------------------
 10. Cover Page...............................  Cover Page
 11. Table of Contents........................  Table of Contents
 12. General Information and History..........  Inapplicable
 13. Investment Objectives and Policies.......  Investment Restrictions;
                                                Appendix
 14. Management of the Fund...................  Investment Manager; Officers
                                                and Trustees
 15. Control Persons and Principal Holders of
     Securities...............................  Officers and Trustees
 16. Investment Advisory and Other Services...  Investment Manager; Officers
                                                and Trustees
 17. Brokerage Allocation and Other Practices.  Portfolio Transactions
 18. Capital Stock and Other Securities.......  Shareholder Rights
 19. Purchase, Redemption and Pricing of Secu-
     rities                                     Purchase and Redemption of
     Being Offered............................  Shares;
                                                Dividends and Net Asset Value
 20. Tax Status...............................  Inapplicable
 21. Underwriters.............................  Investment Manager
 22. Calculations of Performance Data.........  Performance
 23. Financial Statements.....................  Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                            NOVEMBER 15, 1997

                          ZURICH YIELDWISE MONEY FUND
            222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606-5808
                           (888) ZURICH-1 (987-4241)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich YieldWise Money Fund (the "Fund") dated November 15, 1997. The prospectus may be obtained without charge by calling or writing the Fund.

                               ---------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
       Investment Restrictions............................................. B-1
       Investment Manager.................................................. B-2
       Portfolio Transactions.............................................. B-3
       Purchase and Redemption of Shares................................... B-4
       Dividends and Net Asset Value....................................... B-4
       Performance......................................................... B-5
       Officers and Trustees............................................... B-8
       Special Features.................................................... B-9
       Shareholder Rights.................................................. B-10
       Appendix--Ratings of Investments.................................... B-12

The financial statements appearing in the Fund's Annual Report to Shareholders are incorporated herein by reference.

ZYMF-13 11/97


[RECYCLING LOGO]
  printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(1) Purchase more than 10% of any class of voting securities of any issuer.

(2) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(3) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings in excess of 5% of the Fund's total assets are outstanding.

(4) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(5) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(7) Issue senior securities except as permitted under the Investment Company Act of 1940.

(8) Concentrate 25% or more of the Fund's total assets in any one industry; provided, however, that the Fund reserves freedom of action to (a) invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, and (b) invest 25% or more of its assets in bank certificates of deposit, time deposits or banker's acceptances of United States banks and their domestic branches, in accordance with its investment objective and policies.

If the Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

(i) Invest more than 10% of its net assets in illiquid securities.

(ii) Write, purchase or sell puts, calls or combinations thereof.

(iii) Invest for the purpose of exercising control or management of another issuer.

INVESTMENT MANAGER

INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI") is the Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. Pursuant to an investment management agreement, ZKI acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The Fund's investment management agreement has an initial term ending December 1, 1998 and it continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional series become subject to the investment management agreement, the provisions concerning continuation, amendment and termination shall be on a series by series basis. Additional series may be subject to a different agreement. The agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis of .50% of the first $215 million of average daily net assets of the Fund, .375% on the next $335 million, .30% on the next $250 million and .25% of average daily net assets of the Fund over $800 million. As a result of the fee waiver described in the prospectus (see "Investment Manager"), for the period April 17, 1997 (commencement of operations) to July 31, 1997, the Fund paid no investment management fee.

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is the principal underwriter for shares of the Fund and acts as agent of the Fund in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice.

Certain officers or trustees of the Fund are also directors or officers of ZKI and ZKDI as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Ave. Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives, as transfer agent, and pays to ZKSvC, annual account fees of a maximum of $8 per account plus account set-up, transaction, maintenance and out-of-pocket expense reimbursement. For the period April 17, 1997 (commencement of operations) to July 31, 1997, IFTC remitted no shareholder service fees to ZKSvC as Shareholder Service Agent for the Fund.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so the Fund's portfolio turnover rate for reporting purposes is zero.

ZKI and its affiliates furnish investment management services for Zurich Money Funds, the Kemper Funds and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for the Fund and for one or more of the other clients of ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

ZKI, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients, including clients of ZKI and its affiliates. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. There is no sales charge. The minimum initial investment is $25,000 ($10,000 for IRAs) and the minimum subsequent investment is $1,000 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An investor wishing to open an account should use the account application form available from the Fund and choose one of the methods of purchase described in the Fund's prospectus. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent, of a request for redemption in proper form, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

DIVIDENDS AND NET ASSET VALUE

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses. Expenses of the Fund are accrued each day. While the Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of the Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, the Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for the Fund may be shown in the form of "yield," "effective yield," "total return," and "average annual total return." These various measures of performance are described below. ZKI has agreed to temporarily reduce its management fee to 0% and absorb other operating expenses of the Fund to the extent specified in the prospectus. See "Investment Manager." This fee reduction and expense absorption will improve the performance results of the Fund.

The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +
1)/365/7/ - 1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.

For the period ended July 31, 1997, the Fund's 7-day yield and 7-day effective yield was 5.74% and 5.90%, respectively. Without the effect of the fee waiver and expense absorption, these yields would have been 5.14% and 5.27%, respectively.

The Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Fund is held, but also on such matters as Fund expenses.

As indicated in the prospectus (see "Performance"), the performance of the Fund may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

Lipper and IBC reported the following results for the Fund.

    LIPPER ANALYTICAL SERVICES, INC.                         IBC
                                                                      AVERAGE YIELD
                      FUND'S RANKING VS.                       FUND'S  ALL TAXABLE
PERIOD ENDED 9/30/97  GENERAL MONEY FUNDS PERIOD ENDED 9/30/97 YIELD   MONEY FUNDS
--------------------  ------------------- -------------------- ------ -------------
      3 months             1 of 310             1 month         5.72%     5.02%
      1 month              1 of 314             7 days          5.73      5.04

As indicated in the prospectus, the Fund's performance also may be compared to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received.

The table below compares the seven day annualized yields of the Fund at October 1, 1997 with the rates for money market deposit accounts, interest bearing checking accounts and 6-month maturity certificates of deposit reported for October 1, 1997 for the BANK RATE MONITOR National Index(TM) for each of the ten Consolidated Standard Metropolitan Statistical Areas that are covered by that index and for all areas combined. The information provided below is historical and is not representative of future performance of any type of bank product or of any Fund. The rates reported by the BANK RATE MONITOR(TM) are not necessarily representative of the rates offered by banks outside of the scope of report. Furthermore, rate information for one area of the country is not necessarily representative of rates in other areas. The rates provided for the bank accounts assume no compounding and are for the lowest minimum deposit required to open an account. Higher rates may be available for large deposits.

                           MONEY MARKET    INTEREST       6-MONTH
                         DEPOSIT ACCOUNTS  CHECKING   CERTIFICATES OF ZURICH YIELDWISE
      AREA                 STATED RATE    STATED RATE  DEPOSIT RATE   MONEY FUND YIELD
      ----               ---------------- ----------- --------------- ----------------
New York................       2.50%         1.45%         4.40%            5.72%
Los Angeles.............       2.25          1.00          5.01             5.72
Chicago.................       2.98          1.60          5.23             5.72
San Francisco...........       2.25          1.00          4.98             5.72
Philadelphia............       2.30          1.10          4.24             5.72
Detroit.................       2.84          1.51          4.96             5.72
Boston..................       2.65          1.21          4.95             5.72
Houston.................       2.78          1.41          4.86             5.72
Dallas..................       2.65          1.18          4.73             5.72
Washington..............       2.93          1.81          4.63             5.72
NATIONAL INDEX..........       2.61          1.33          4.80             5.72

Investors may also want to compare the Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Fund's yield will fluctuate. Also, while the Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the Fund's investment manager, and ZKDI, the principal underwriter, or their affiliates, are as follows (the number following each person's title is the number of investment companies managed by ZKI and its affiliates for which he or she holds similar positions):

DAVID W. BELIN (6/20/28), Trustee, (26), 2000 Financial center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee, (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, (26), 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee, (26), 182 Old Wick Ln., Inverness, Illinois, Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner of Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, (26), 333 Ravenswood Avenue, Menlo park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee*, (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI and LTV Corporation; formerly, President and Chief Operating Officer of Kemper Corporation.

JOHN E. NEAL (3/9/50), Vice President*, (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI and ZKDI.

CHARLES R. MANZONI, JR. (1/23/47), Vice President*, (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).

ROBERT C. PECK, JR. (10/1/46), Vice President*, (16), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, ZKI; formerly, executive vice president and chief investment officer with an unaffiliated investment management firm from 1988 to June 1997.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, (9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice president, ZKI.

JEROME L. DUFFY (6/29/36), Treasurer*, (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; and Vice President and Director of State Registrations, ZKDI.

*Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons". The information in the last column is for calendar year 1996.

                                                              TOTAL COMPENSATION
                                                  AGGREGATE     ZKI - MANAGED
                                                 COMPENSATION   FUNDS PAID TO
                NAME OF TRUSTEE                  FROM FUND**     TRUSTEES***
--------------------------------------------------------------------------------
David W. Belin*.................................     --            $143,400
Lewis A. Burnham................................     --            $ 88,800
Donald L. Dunaway*..............................     --            $141,200
Robert B. Hoffman...............................     --            $ 92,100
Donald R. Jones.................................     --            $ 92,100
Shirley D. Peterson.............................     --            $ 89,800
William P. Sommers..............................     --            $ 87,500

  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with ZKI-Managed Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund.

 ** The Fund has not yet adopted a trustee compensation table.

*** Includes compensation for services as trustee on twenty-four fund boards with forty-one portfolios. Each trustee currently serves as a trustee of twenty-six ZKI-Managed Funds with forty-seven portfolios.

As of September 30, 1997, the trustees and officers as a group owned less than 1% of the then outstanding shares of the Fund and no person owned of record more than 5% of the outstanding shares of the Fund.

SPECIAL FEATURES

AUTOMATIC WITHDRAWAL PLAN. If you own $10,000 or more of the Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. Additionally, there is a $1/month small account fee for account balances under $10,000. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Fund. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

TAX-SHELTERED RETIREMENT PROGRAMS. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

 . Individual Retirement Accounts (IRAs) with IFTC as custodian. This includes
  Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

 . 403(b) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

 . Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and
(b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                       APPENDIX--RATINGS OF INVESTMENTS

                           COMMERCIAL PAPER RATINGS

A-1, A-2; PRIME-1, PRIME-2, DUFF-1, DUFF-2; AND F-1, F-2 COMMERCIAL PAPER
RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The ratings F-1 and F-2 are the highest commercial paper ratings assigned by Fitch Investors Services, Inc. Issues assigned a rating of F-1 are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned an F-1 rating.

8


ZURICH YIELDWISE MONEY FUND

PORTFOLIO OF INVESTMENTS

July 31, 1997 (value in thousands)

--------------------------------------------------------------------------
CORPORATE OBLIGATIONS
--------------------------------------------------------------------------
BANKING -- 1.2%            RATE             MATURITY              VALUE
--------------------------------------------------------------------------
Credit Lyonnais N.A. Inc.  5.71%            10/21/97              $  2,962
--------------------------------------------------------------------------
BUSINESS LOANS -- 22.1%
--------------------------------------------------------------------------
Astro Capital Corp.        5.66% - 5.70%    10/01/97 - 10/15/97      5,058
--------------------------------------------------------------------------
Banner Receivables Corp.   5.68% - 5.82%    08/11/97 - 10/03/97      3,563
--------------------------------------------------------------------------
FP Funding Corp.           5.63% - 5.83%    08/05/97 - 09/09/97      6,480
--------------------------------------------------------------------------
Falcon Asset
Securitization Corp.       5.54%            08/04/97                 4,998
--------------------------------------------------------------------------
First Brands
Commercial Inc.            5.65%            08/11/97                 3,495
--------------------------------------------------------------------------
Gotham Capital Corp.       5.65% - 5.83%    08/15/97 - 09/19/97      2,246
--------------------------------------------------------------------------
Jet Funding Corp.          5.67% - 5.79%    08/20/97 - 10/31/97      8,406
--------------------------------------------------------------------------
Sigma Finance, Inc.        5.61%            10/06/97                 4,949
--------------------------------------------------------------------------
Strategic Asset
Funding Corp.              5.65% - 5.85%    08/29/97 - 09/30/97      8,715
--------------------------------------------------------------------------
Working Capital
Management Co.             5.62% - 5.78%    08/15/97 - 10/15/97      6,195
--------------------------------------------------------------------------
                                                                    54,105

                                                                            9

   ------------------------------------------------------------------------
   CAPITAL AND EQUIPMENT
   LENDING -- 11.7%         RATE             MATURITY                 VALUE
   ------------------------------------------------------------------------
   American Honda
   Finance Corp.            5.56%            8/5/97                $  4,997
   ------------------------------------------------------------------------
   BTM Capital Corp.        5.68% - 5.86%    8/7/97 - 10/27/97        4,614
   ------------------------------------------------------------------------
   Golden Manager's
   Acceptance Corp.         5.58%            8/26/97                  1,494
   ------------------------------------------------------------------------
   Mitsubishi Motors
   Credit
   of America, Inc.         5.67% - 5.74%    8/4/97 - 9/12/97         2,993
   ------------------------------------------------------------------------
   SRD Finance Inc.         5.66% - 5.69%    8/7/97 - 9/18/97         9,467
   ------------------------------------------------------------------------
   Sanwa Business Credit
   Corp.
                         (a)5.92%            8/8/97                   1,501
                            5.61% - 5.78%    8/12/97 - 8/18/97        3,493
   ------------------------------------------------------------------------
                                                                     28,559

   ------------------------------------------------------------------------
   CAPTIVE BUSINESS LENDING -- 10.0%
   ------------------------------------------------------------------------
   FINOVA Capital Corp.
                            5.65%            8/12/97                    998
                         (a)5.73%            8/13/97                  1,500
   ------------------------------------------------------------------------
   Oakland-Alameda County
   Coliseum, California     5.70%            9/9/97                   5,000
   ------------------------------------------------------------------------
   Orix America, Inc.       5.68% - 5.80%    8/4/97 - 10/10/97        6,934
   ------------------------------------------------------------------------
   Philip Morris Capital
   Corp.                    5.80%            8/1/97                   5,000
   ------------------------------------------------------------------------
   Sony Capital Corp.       5.61%            8/7/97                   4,995
   ------------------------------------------------------------------------
                                                                     24,427

   ------------------------------------------------------------------------
   CONSUMER LENDING -- 2.6%
   ------------------------------------------------------------------------
(a)Countrywide Funding
   Corp.                    6.10%            10/23/97                   501
   ------------------------------------------------------------------------
   Countrywide Home Loans   5.60%            8/29/97                  4,978
   ------------------------------------------------------------------------
(a)Household Finance
   Corp.                    5.69%            8/1/97                   1,000
   ------------------------------------------------------------------------
                                                                      6,479

 10

(value in thousands)


   ------------------------------------------------------------------------
   DIVERSIFIED
   FINANCE -- 12.7%         RATE             MATURITY                 VALUE
   ------------------------------------------------------------------------
   APEX Funding Corp.       5.63% - 5.72%    8/5/97 - 10/20/97     $  4,694
   ------------------------------------------------------------------------
   Dynamic Funding Corp.    5.63% - 5.85%    8/14/97 - 9/25/97        7,983
   ------------------------------------------------------------------------
   Heller Financial, Inc.
                         (a)5.79%            8/20/97                    500
                            5.86%            9/4/97                   1,641
   ------------------------------------------------------------------------
   Old Line Funding Corp.   5.57% - 5.69%    8/11/97 - 9/16/97        5,983
   ------------------------------------------------------------------------
   STRAIT Capital Corp.     5.63% - 5.79%    8/29/97 - 12/20/97      10,325
   ------------------------------------------------------------------------

   ------------------------------------------------------------------------
   FINANCIAL SERVICES -- 13.6%
   ------------------------------------------------------------------------
(a)CS First Boston,
   Inc.                     5.67%            8/1/97                   5,000
   ------------------------------------------------------------------------
   Lehman Brothers
   Holdings Inc.            5.70%            8/5/97                   1,499
   ------------------------------------------------------------------------
   Merrill Lynch & Co.
   Inc.
                            5.85%            8/1/97                   7,000
                         (a)6.00%            9/17/97                    501
   ------------------------------------------------------------------------
(a)Morgan Stanley Group
   Inc.                     6.07%            9/17/97                  8,015
   ------------------------------------------------------------------------
   Nomura Holding
   America Inc.             5.86% - 5.88%    10/7/97 - 10/14/97       7,912
   ------------------------------------------------------------------------
   Salomon Inc.             5.77% - 6.13%    8/4/97 - 11/19/97        3,475
   ------------------------------------------------------------------------
                                                                     33,402

   ------------------------------------------------------------------------
   HEALTH CARE -- 2.2%
   ------------------------------------------------------------------------
   Columbia/HCA
   Healthcare Corp.         5.65% - 5.72%    8/20/97 - 9/16/97        5,371
   ------------------------------------------------------------------------

 ------------------------------------------------------------------------
 MANUFACTURING AND
 INDUSTRIAL -- 4.5%       RATE             MATURITY                 VALUE
 ------------------------------------------------------------------------
 Bridgestone/Firestone,
 Inc.                     5.63% - 5.68%    8/6/97 - 8/8/97       $ 10,989
 ------------------------------------------------------------------------

 ------------------------------------------------------------------------
 MEDIA -- 2.0%
 ------------------------------------------------------------------------
 Tribune Co.              5.70% - 5.80%    8/18/97 - 9/26/97        4,962
 ------------------------------------------------------------------------

 ------------------------------------------------------------------------
 UTILITIES -- 8.4%
 ------------------------------------------------------------------------
 Brazos River
 Authority, Texas         5.63%            10/14/97                 5,000
 ------------------------------------------------------------------------
 Frontier Corp.           5.61%            8/14/97                  6,194
 ------------------------------------------------------------------------
 GTE Corp.                5.56% - 5.70%    8/1/97 - 9/22/97         8,447
 ------------------------------------------------------------------------
 NYNEX Corp.              5.57%            8/8/97                     999
 ------------------------------------------------------------------------
                                                                   20,640
 ------------------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS -- 91.0%
 (AVERAGE MATURITY: 34 DAYS)                                      223,022

  12

(value in thousands)

   ------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT      RATE              MATURITY          VALUE
   ------------------------------------------------------------------------
(a)Bankers Trust Co.        5.69%            8/1/97                $    500
   ------------------------------------------------------------------------
(a)Barclays Bank PLC        5.65%            8/1/97                   4,998
   ------------------------------------------------------------------------
(a)CoreStates Bank N.A.     5.66%            8/4/97                   2,000
   ------------------------------------------------------------------------
(a)First National Bank
   of Boston                5.63% - 5.67%    8/1/97 - 10/23/97        7,497
   ------------------------------------------------------------------------
   MBNA America Bank N.A.   5.69%            8/4/97                   2,000
   ------------------------------------------------------------------------
(a)Old Kent Bank            5.68%            8/1/97                     500
   ------------------------------------------------------------------------
(a)PNC Bank, N.A.           5.62%            8/1/97                   2,999
   ------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT -- 8.4%
   (AVERAGE MATURITY: 21 DAYS)                                       20,494
   ------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.4%
   (AVERAGE MATURITY: 33 DAYS)                                      243,516
   ------------------------------------------------------------------------
   CASH AND OTHER ASSETS, LESS LIABILITIES -- .6%                     1,548
   ------------------------------------------------------------------------
   NET ASSETS -- 100%                                              $245,064

NOTES TO
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1997. The dates shown represent the demand date or the next interest rate change date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  14

REPORT OF
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES        We have audited the accompanying statement of
AND SHAREHOLDERS             assets and liabilities, including the portfolio of
ZURICH YIELDWISE             investments, of Zurich YieldWise Money Fund as of
MONEY FUND                   July 31, 1997, and the related statements of
                             operations and changes in net assets and the financial highlights for the period from April 17, 1997 (commencement of operations) to July 31, 1997.
                             These financial statements and financial highlights are the responsibility of the Fund's management.
                             Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                             We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

--------------------------------------------------------------------------------
                             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zurich YieldWise Money Fund at July 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from April 17, 1997 (commencement of operations) to July 31, 1997, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                             Chicago, Illinois

                             September 17, 1997

16

FINANCIAL STATEMENTS

 ----------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ----------------------------------------------------------------------
 July 31, 1997 (in thousands)
 ----------------------------------------------------------------------
 ASSETS
 ----------------------------------------------------------------------
 Investments, at amortized cost                            $243,516
 ----------------------------------------------------------------------
 Cash                                                           278
 ----------------------------------------------------------------------
 Receivable for:
   Fund shares sold                                           1,446
 ----------------------------------------------------------------------
   Interest                                                     238
 ----------------------------------------------------------------------
 TOTAL ASSETS                                               245,478

 ----------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
 ----------------------------------------------------------------------
 Payable for:
   Dividends                                                    215
 ----------------------------------------------------------------------
   Fund shares redeemed                                         199
 ----------------------------------------------------------------------
 TOTAL LIABILITIES                                              414

 NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $245,064

 ----------------------------------------------------------------------
 THE PRICING OF SHARES
 ----------------------------------------------------------------------
 Shares outstanding                                         245,064
 ----------------------------------------------------------------------
 Net asset value and redemption price per share               $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                        17
-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the period from April 17, 1997 (commencement of operations) to July 31, 1997 (in thousands)

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------
 Interest income                                                       $1,395
-------------------------------------------------------------------------------
 Expenses:
   Management fee                                                         123
-------------------------------------------------------------------------------
   Custodian and transfer agent fees and related expenses                   1
-------------------------------------------------------------------------------
   Reports to shareholders                                                 11
-------------------------------------------------------------------------------
   Professional fees                                                       13
-------------------------------------------------------------------------------
      Total expenses before expense waiver and absorption                 148
-------------------------------------------------------------------------------
 Less expenses waived and absorbed by the investment
   manager                                                               (148)
-------------------------------------------------------------------------------
      Total expenses absorbed by the Fund                                  --
-------------------------------------------------------------------------------
 Net investment income                                                 $1,395
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
 For the period from April 17, 1997 (commencement of operations) to July 31, 1997 (in thousands)

-------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------
 Net investment income                                                 $1,395
-------------------------------------------------------------------------------
 Dividends to shareholders from net investment income                  (1,395)
-------------------------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the same):
        Shares sold                                                   267,580
-------------------------------------------------------------------------------
        Shares issued in reinvestment of dividends                      1,184
-------------------------------------------------------------------------------
                                                                      268,764
-------------------------------------------------------------------------------
        Shares redeemed                                               (23,800)
-------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
 AND TOTAL INCREASE IN NET ASSETS                                     244,964

-------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------
 Beginning of period                                                      100
-------------------------------------------------------------------------------
 END OF PERIOD                                                       $245,064

18

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

                        Zurich YieldWise Money Fund (the Fund) is an open-end, diversified, management investment company organized as a business trust under the laws of Massachusetts. The Fund invests in short-term high-quality obligations of major banks and corporations.

--------------------------------------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                        INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                        INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                        Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                        FUND SHARE VALUATION AND DIVIDENDS TO
                        SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

                        FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

--------------------------------------------------------------------------------
 3. TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                        MANAGEMENT AGREEMENT. The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the period ended July 31, 1997, the Fund paid no management fees due to an expense waiver by ZKI.

                        SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund.

                        OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the period ended July 31, 1997, the Fund made no payments to its officers or trustees.

                        EXPENSE ABSORPTION. ZKI has agreed to
                        temporarily waive its management fee and reimburse or pay 100% of the Fund's other operating expenses for a period of at least six months from April 17, 1997 (commencement of operations).

20

FINANCIAL HIGHLIGHTS

For the period from April 17, 1997 (commencement of operations) to July 31, 1997

-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
 Net asset value, beginning of period                                   $ 1.00
-------------------------------------------------------------------------------
 Net investment income and dividends declared                              .02
-------------------------------------------------------------------------------
 Net asset value, end of period                                         $ 1.00
-------------------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)                                            1.69%

-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
 Expenses after expense waiver                                              --
-------------------------------------------------------------------------------
 Net investment income                                                    5.66%

-------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
 Expenses                                                                  .60%
-------------------------------------------------------------------------------
 Net investment income                                                    5.06%

-------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
 Net assets at end of period (IN THOUSANDS)                           $245,064

Note: ZKI has agreed to temporarily waive all operating expenses of the Fund. The Other Ratios to Average Net Assets are computed without this expense waiver.

-------------------------------------------------------------------------------
 FEDERAL TAX STATUS OF 1997 DIVIDENDS
-------------------------------------------------------------------------------
All of the dividends are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                          ZURICH YIELDWISE MONEY FUND

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

    (i) Financial statements included in Part A of the Registration
        Statement: Financial Highlights.

    (ii) Financial statements included in Part B of the Registration
         Statement:

              Statement of Assets and Liabilities--July 31, 1997

              Statement of Operations for the period April 17, 1997 to July 31, 1997

              Statement of Changes in net assets for the period April 17, 1997 to July 31, 1997

              Portfolio of Investments--July 31, 1997

              Notes to Financial Statements

              Schedule I has been omitted as the required information is presented in the Portfolio of Investments at July 31, 1997. Schedules II, III, IV and V are omitted as the required information is not present.

  (b) Exhibits

     99.B1(a)   Agreement and Declaration of Trust.(1)
                Written Instrument Amending the Agreement and Declaration of
     99.B1(b)     Trust.(1)
                Written Instrument Amending the Agreement and Declaration of
     99.B1(c)     Trust.(1)
     99.B2      By-Laws.(2)
     99.B3      Inapplicable.
     99.B4      Text of Share Certificate.(2)
     99.B5      Investment Management Agreement.(2)
     99.B6      Underwriting Agreement.(2)
     99.B7      Inapplicable.
     99.B8      Custody Agreement.(2)
     99.B9      Agency Agreement.(2)
     99.B10     Inapplicable.
     99.B11     Consent of Independent Auditors.
     99.B12     Inapplicable.
     99.B13     Inapplicable.
     99.B14     Inapplicable.
     99.B15     Inapplicable.
     99.B16     Inapplicable.
     99.B18     Inapplicable.
     99.B24     Powers of Attorney.(1)
     27         Financial Data Schedule.
     99.B485(b) Representation of Counsel (Rule 485(b)).

    --------

     (1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 5, 1997.

     (2) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 28, 1997.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

  As of September 30, 1997, there were 2,806 holders of record of shares of the Registrant.

ITEM 27. INDEMNIFICATION

  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circum-stances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Decla-ration of Trust does not protect any person against any liability to the Regis-trant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commis-sion, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appro-priate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Zurich Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund

Kemper High Yield Series
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust

Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Zurich YieldWise Money Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser

TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer,
               Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc. Trustee and
               President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper Investments, Inc. Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Zurich Kemper Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist, Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Zurich Kemper Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Zurich Kemper Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

MCGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HAMMAN, JR., JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Zurich Kemper Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

     (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                                                                POSITIONS AND
                               POSITIONS AND OFFICES            OFFICES WITH
        NAME                      WITH UNDERWRITER               REGISTRANT
        ----                   ---------------------            -------------
James L. Greenawalt      Director, President                        None
William E. Chapman, II   Director, Executive Vice President         None
John E. Neal             Director                              Vice President
Stephen B. Timbers       Director                             President/Trustee
Patrick H. Dudasik       Financial Principal, Treasurer
                         and Chief Financial Officer                None
Philip D. Hausken        Vice President                             None
Elizabeth C. Werth       Vice President                     Assistant Secretary
Charles R. Manzoni, Jr.  Secretary                             Vice President
Marc L. Hecht            Assistant Secretary                        None
Diane E. Ratekin         Assistant Secretary                        None

      (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc., and the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS

  Not applicable.

                              S I G N A T U R E S
                              -------------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 24th day of October, 1997.


                                         ZURICH YIELDWISE MONEY FUND

                                         By /s/ Stephen B. Timbers
                                         -----------------------------------
                                         Stephen B. Timbers, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 24, 1997 on behalf of the following persons in the capacities indicated.

                  Signature                              Title
                  ---------                              -----

          /s/ Stephen B. Timbers                   President (Principal
      ----------------------------------           Executive Officer) and
          Stephen B. Timbers                       Trustee


          /s/ David W. Belin*                      Trustee
      ----------------------------------
          /s/ Lewis A. Burnham*                    Trustee
      ----------------------------------
          /s/ Donald L. Dunaway*                   Trustee
      ----------------------------------
          /s/ Robert B. Hoffman*                   Trustee
      -----------------------------------
          /s/ Donald R. Jones*                     Trustee
      ---------------------------------
           /s/ Shirley D. Peterson*                 Trustee
      ----------------------------------
          /s/ William P. Sommers*                  Trustee
      ----------------------------------

          /s/ Jerome L. Duffy                      Treasurer (Principal
      ----------------------------------           Financial and
          Jerome L. Duffy                          Accounting Officer)

          *Philip J. Collora signs this document pursuant to powers of attorney filed with Registrant's Registration Statement on Form N-1A filed on February 5, 1997.
                                                   /s/ Philip J. Collora
                                                   -------------------------
                                                   Philip J. Collora

                             INDEX TO EXHIBITS

 REFERENCE
 ----------
 99.B1(a)   Agreement and Declaration of Trust.(1)
            Written Instrument Amending the Agreement and Declaration of
 99.B1(b)     Trust.(1)
            Written Instrument Amending the Agreement and Declaration of
 99.B1(c)     Trust.(1)
 99.B2      By-Laws.(2)
 99.B3      Inapplicable.
 99.B4      Text of Share Certificate.(2)
 99.B5      Investment Management Agreement.(2)
 99.B6      Underwriting Agreement.(2)
 99.B7      Inapplicable.
 99.B8      Custody Agreement.(2)
 99.B9      Agency Agreement.(2)
 99.B10     Inapplicable.
 99.B11     Consent of Independent Auditors.
 99.B12     Inapplicable.
 99.B13     Inapplicable.
 99.B14     Inapplicable.
 99.B15     Inapplicable.
 99.B16     Inapplicable.
 99.B18     Inapplicable.
 99.B24     Powers of Attorney.(1)
 27         Financial Data Schedule.
 99.B485(b) Representation of Counsel (Rule 485(b)).

--------

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 5, 1997.

(2) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 28, 1997.